Loans and borrowings	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Loans and borrowings

28.Loans and borrowings

	31 December	31 December
Long-term borrowings	2025	2024
Unsecured bank loans	36,529,205	33,502,486
Secured bank loans	12,576,314	8,639,318
Lease liabilities	12,520,129	4,944,629
Debt securities issued	61,107,212	21,547,174
	122,732,860	68,633,607

	31 December	31 December
Short-term borrowings	2025	2024
Unsecured bank loans	24,366,285	37,935,323
Secured bank loans	1,826,138	1,599,835
Lease liabilities	2,964,188	1,367,685
Debt securities issued	6,759,655	27,036,945
	35,916,266	67,939,788

The sale process of the conventional bond issuance of the Company with a nominal amount of USD 500,000, 5-year maturity, a redemption date of 24 January 2030, a fixed annual coupon rate of 7.45%, and a sales price of 100% of the nominal value, to qualified investors abroad was completed on 24 January 2025. The subscription agreement for the issuance was signed on 22 January 2025.

The sale process of the sustainable bond issuance of the Company with a nominal amount of USD 500,000, 7-year maturity, a redemption date of 24 January 2032, a fixed annual coupon rate of 7.65%, and a sales price of 100% of the nominal value, to qualified investors abroad was completed on 24 January 2025. The subscription agreement for the issuance was signed on 22 January 2025.

The bond issued in 2015 with a nominal amount of USD 500,000 and a maturity of 10 years was redeemed in full upon its maturity on 15 October 2025, and the related liability has been fully settled.

The loan obtained on 26 October 2015 from China Development Bank with a principal amount of EUR 500,000 was redeemed in full upon its maturity on 23 October 2025, and the related liability has been fully settled.

28.Loans and borrowings (continued)

Terms and conditions of outstanding loans are as follows:

			31 December 2025			31 December 2024
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2026-2030	Euribor+2.0%-Euribor+4.0%	35,323,659	2025-2030	Euribor+2.0%-Euribor+4.0%	41,822,675
Unsecured Bank Loans	EUR	Fixed	2026	3.6%-3.95%	1,973,139	2025	5.0%	484,477
Unsecured Bank Loans	USD	Floating	2026-2032	SOFR + 2.0% -SOFR + 2.2%	14,473,289	2026-2029	Sofr+ 2.2%	6,690,749
Unsecured Bank Loans	USD	Fixed	2026	2.5%	81,699	2026	2.6%	202,358
Unsecured Bank Loans	TRY	Floating	2026-2027	TLREF+2.0%	243,161	-	-	—
Unsecured Bank Loans	TRY	Fixed	2026	36.2% - 45.5%	6,114,448	2025-2027	24.4%-67.3%	18,873,442
Unsecured Bank Loans	CNY	Fixed	2026-2028	5.1% - 5.5%	2,686,095	2026-2028	5.2%-5.5%	3,364,108
Secured bank loans	EUR	Floating	2026-2037	EURIBOR+0.7%	2,949,366	2036	Euribor+0.7%	1,472,567
Secured bank loans	USD	Floating	2026-2028	SOFR + 0.6% -SOFR + 1.6%	689,314	2026-2028	Sofr+0.6% & Sofr+1.6%	1,032,036
Secured bank loans	USD	Fixed	2026-2033	1.5% - 3.8%	4,296,681	2029-2033	1.5%-3.8%	5,422,323
Secured bank loans	CNY	Fixed	2026-2034	4.0%	6,467,091	2034	4.0%	2,312,227
Debt securities issued	TRY	Fixed	2026	37.0%-39.3%	2,408,283	2025	42.0%-49.5%	3,931,425
Debt securities issued	USD	Fixed	2026-2032	5.8% - 7.7%	65,458,584	2025-2028	5.8%	44,652,694
Lease liabilities	EUR	Fixed	2026-2034	2.9%-10.3%	404,831	2025-2034	2.9%-10.3%	458,601
Lease liabilities	TRY	Fixed	2026-2070	7.5%-62.3%	5,016,942	2025-2069	7.5%-62.3%	5,183,093
Lease liabilities	USD	Fixed	2026-2052	4.0%-11.6%	9,221,639	2025-2037	4.0%-11.6%	62,174
Lease liabilities	BYR	Fixed	2026-2028	10.8%-20.0%	840,905	2025-2037	10.8%-20.0%	608,446
					158,649,126			136,573,395